VALUE OF IN-FORCE BUSINESS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
VALUE OF IN-FORCE BUSINESS (Details) - Narrative [Line Items]
Estimated illiquidity premium (in basis points)	0.88%	0.77%
OEIC
VALUE OF IN-FORCE BUSINESS (Details) - Narrative [Line Items]
Acquired value of non-participating investment contract	£ 119	£ 134